Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
MATTHEWS CHINA DIVIDEND FUND (Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Matthews China Dividend Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Total return with an emphasis on providing current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying equity securities of companies located in China and Taiwan. China also includes its administrative and other districts, such as Hong Kong. The Fund may also invest in convertible fixed-income securities. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. A company is considered to be
"located" in a country if it (i) is organized under the laws of that country;
(ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the
Fund's investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund's objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews' judgment) to pay increasing dividends.
Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company's size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Risk, Heading	rr_RiskHeading	Principal Risks of Investment
Risk, Narrative	rr_RiskNarrativeTextBlock
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or "capital controls."
Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility. The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically.
Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody's, S&P or Fitch, or, if they are rated, they may be rated below investment grade ("junk bonds"), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities: The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. Dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in such securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility  of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Risks Associated with China, Hong Kong and Taiwan

China. The Chinese government exercises significant control over China's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations.
Changes in these policies could adversely impact affected industries or companies. China's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China's major trading partners, including the U.S. In addition, as its consumer class emerges, China's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds' investments.

Taiwan. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund's performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund's performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund's performance over certain periods of time, along with performance of its benchmark index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.789.2742
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	he information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL RETURN FOR YEAR ENDED 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's performance for the first complete calendar year of operations.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3 2010
14.29%

Worst Quarter
Q2 2010
-1.06%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The index performance does not take into consideration fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
MATTHEWS CHINA DIVIDEND FUND (Prospectus Summary) | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
MATTHEWS CHINA DIVIDEND FUND | MSCI China Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI China Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,216
Annual Return 2010	rr_AnnualReturn2010	22.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Dividend Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Dividend Fund Return after taxes on distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Matthews China Dividend Fund Return after taxes on distributions and sale of Fund shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009

[1]	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2013 to the extent needed to limit Total Annual Operating Expenses to 1.50%. The amount of the waiver is based on estimated Fund expenses. The fee waiver may be terminated at any time by the Funds on 60 days' written notice.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.